Acquisitions And Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2011
Temple-Inland Inc. [Member]
Business Acquisition [Line Items]
Fair Value Of Assets And Liabilities Acquired

In millions
Cash and temporary investments	$3
Accounts and notes receivable, net	7
Inventory	43
Other current assets	13
Plants, properties and equipment, net	352
Goodwill	117
Deferred tax asset	4
Other intangible assets	91
Other long-term assets	1
Total assets acquired	631
Accounts payable and accrued liabilities	67
Long-term debt	47
Other liabilities	11
Deferred tax liability	90
Total liabilities assumed	215
Noncontrolling interest	37
Net assets acquired	$379

Pro Forma Information On Consolidated Results Of Operations Related To Acquisitions

In millions at December 31	2011	2010	2009
Net sales	$29,946	$28,921	$26,891
Earnings (loss) from continuing operations (1)	1,158	696	684
Net earnings (loss) (1)	1,207	696	684
Diluted earnings (loss) from continuing operations per common share (1)	2.65	1.60	1.60
Diluted net earnings (loss) per common share (1)	2.76	1.60	1.60

(1)	Attributable to International Paper Company common shareholders.

SCA Packaging Asia [Member]
Business Acquisition [Line Items]
Fair Value Of Assets And Liabilities Acquired

In millions
Cash and temporary investments	$19
Accounts and notes receivable, net	70
Inventory	24
Other current assets	2
Plants, properties and equipment, net	103
Goodwill	30
Other intangible assets	38
Total assets acquired	286
Accounts payable and accrued liabilities	66
Deferred tax liability	7
Other liabilities	3
Total liabilities assumed	76
Noncontrolling interest	8
Net assets acquired	$202

Identifiable Intangible Assets Acquired In Connection With Acquisition

In millions	Estimated Fair Value	Average Remaining Useful Life
Asset Class:		(at acquisition date	)
Land-use rights	$29	39 years
Customer relationships	9	16 years
Total	$38

Andhra Pradesh Paper Mills Limited [Member]
Business Acquisition [Line Items]
Identifiable Finite And Indefinite Intangible Assets Acquired In Connection With Acquisition

In millions	Estimated Fair Value	Average Remaining Useful Life
Asset Class:		(at acquisition date	)
Non-compete agreement	$58	6 years
Tradename	20	Indefinite
Fuel supply agreements	5	2 years
Power purchase arrangements	5	5 years
Wholesale distribution network	3	18 years
Total	$91